Risk/Return Detail Data - VIPAssetManagerPortfolio-InitialServiceService2PRO	Nov. 29, 2024
Risk/Return:
Registrant Name	Variable Insurance Products Fund V
VIPAssetManagerPortfolio-InitialServiceService2PRO | VIP Asset Manager Portfolio
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to theFidelity® Variable Insurance Products Asset Manager PortfolioInitial Class, Service Class, and Service Class 2April 29, 2024Prospectus
Strategy Narrative [Text Block]	Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) and Fidelity's exchange-traded funds consistent with the asset classes discussed above.